UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Altai Capital Management, L.P.
Address: 152 West 57th Street
         10th Floor
         New York, NY  10019

13F File Number:  028-14327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Toby E. Symonds
Title:     Managing Principal
Phone:     212-201-5763

Signature, Place, and Date of Signing:

 /s/ Toby E. Symonds     New York, NY / USA     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $189,480 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CLEARWATER PAPER CORP          COM              18538R103     4791   144277 SH       SOLE                   144277
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140    41399  1146481 SH       SOLE                  1146481
INTRALINKS HLDGS INC           COM              46118H104    13273  2509062 SH       SOLE                  2509062
ISOFTSTONE HLDGS LTD           SPONSORED ADS    46489B108     4253   481700 SH       SOLE                   481700
LEAP WIRELESS INTL INC         COM NEW          521863308    11015  1261722 SH       SOLE                  1261722
MCMORAN EXPLORATION CO         COM              582411104    25667  2398812 SH       SOLE                  2398812
MCMORAN EXPLORATION CO         NOTE 4.000%12/3  582411AJ3     7340  7100000 PRN      SOLE                                    7100000
MEMC ELECTR MATLS INC          COM              552715104    25263  6997980 SH       SOLE                  6997980
PLAINS EXPL& PRODTN CO         COM              726505100     4137    97000 SH       SOLE                    97000
SIX FLAGS ENTMT CORP NEW       COM              83001A102    52342  1119134 SH       SOLE                  1119134